Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 stock, par value (in Dollars per share)
Preferred A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 stock, shares authorized	0	17,916,412
Preferred A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 stock, shares, issued	0	12,520,977
Preferred A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 stock, shares outstanding	0	12,520,977
Common stock, par value (in Dollars per share)
Common stock, shares authorized	47,800,000	22,520,977
Common stock, shares, issued	18,494,739	562,748
Common stock, shares outstanding	18,494,739	562,748